a series of Advisors Preferred Trust

Class A Shares QGLAX

Class C Shares QGLCX

Supplement dated October 1, 2014, to the Class A Shares and Class C Shares

Statement of Additional Information ("SAI") dated June 27, 2014.

____________________________________________________________________________________

Effective September 29, 2014, Catherine Ayers-Rigsby and Brian S. Humphrey no longer serve as Directors of GBSF Fund Limited, the wholly-owned subsidiary of the Fund.  Any references in the SAI to the contrary should be disregarded.

**************

This Supplement, and the Prospectus and SAI each dated June 27, 2014, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the SAI have been filed with the Securities and Exchange Commission, are incorporated by reference.  These can be obtained without charge by calling toll-free 1-855-650-QGLD (7453) or by visiting www.goldbullionstrategyfund.com/fund-documents.

a series of Advisors Preferred Trust

Investor Class Shares QGLDX

Supplement dated October 1, 2014,

to the Investor Class Statement of Additional Information ("SAI") dated May 1, 2014.

____________________________________________________________________________________

Effective September 29, 2014, Catherine Ayers-Rigsby and Brian S. Humphrey no longer serve as Directors of GBSF Fund Limited, the wholly-owned subsidiary of the Fund.  Any references in the SAI to the contrary should be disregarded.

**************

This Supplement, and the Summary Prospectus, Prospectus and SAI each dated May 1, 2014, provide relevant information for all shareholders and should be retained for future reference.  The Summary Prospectus, Prospectus, and the SAI have been filed with the Securities and Exchange Commission, are incorporated by reference.  These can be obtained without charge by calling toll-free 1-855-650-QGLD (7453) or by visiting www.goldbullionstrategyfund.com/fund-documents.